Consolidated Statements Of Equity (Parenthetical) (Unappropriated Retained Earnings (Accumulated Deficit) (Note 17) [Member], JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Common Stock [Member]
Cash dividends, per share	¥ 12	¥ 12	¥ 11
Preferred Stock, Class 3 [Member]
Cash dividends, per share		¥ 30	¥ 60
Preferred Stock, Class 5 [Member]
Cash dividends, per share	¥ 115	¥ 115	¥ 100.5